UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Preferred Stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,036,398	435,432	321,252	285,720
Common stock, shares outstanding	4,036,398	435,432	321,252	285,720